LOANS, Maturities of Current and Non-current Loans (Details) - ARS ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021
Maturities of current and non-current loans [Abstract]
Loans	[2]	$ 94,614,065	[1]	$ 102,421,012
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		133,549
From 1/01/2023 to 12/31/2023
Maturities of current and non-current loans [Abstract]
Loans		3,786,380
From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		5,420,596
From 01/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		84,503,312
From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		770,228
From 1/01/2027 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		84,229,875
2018 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2023 to 12/31/2023
Maturities of current and non-current loans [Abstract]
Loans		937,379
2018 Notes [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 01/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		83,292,496
2018 Notes [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2027 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Financial Leasing [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,262,215
Financial Leasing [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		133,549
Financial Leasing [Member] | From 1/01/2023 to 12/31/2023
Maturities of current and non-current loans [Abstract]
Loans		1,030,597
Financial Leasing [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		1,117,025
Financial Leasing [Member] | From 01/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		1,210,816
Financial Leasing [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		770,228
Financial Leasing [Member] | From 1/01/2027 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Financial Liabilities [Member]
Maturities of current and non-current loans [Abstract]
Loans		377,415
Other Financial Liabilities [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Financial Liabilities [Member] | From 1/01/2023 to 12/31/2023
Maturities of current and non-current loans [Abstract]
Loans		377,415
Other Financial Liabilities [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Financial Liabilities [Member] | From 01/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Financial Liabilities [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Other Financial Liabilities [Member] | From 1/01/2027 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member]
Maturities of current and non-current loans [Abstract]
Loans		5,744,560
Bank Loans [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2023 to 12/31/2023
Maturities of current and non-current loans [Abstract]
Loans		1,440,989
Bank Loans [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,303,571
Bank Loans [Member] | From 01/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2027 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 0

[1]	As of December 31, 2022 and 2021, it is net of Notes repurchase of Ps 5,257,400 and Ps. 4,484,852, respectively.
[2]	Net of issuance expenses of Ps. 30,105 and Ps. 102,623 as of December 31, 2022 and 2021, respectively.